Shareholder Report, Line Graph (Details) 194910_Aristotle Growth Equity Fund_Class A_TSR Annual {Class A} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Nov. 29, 2023	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value	$ 11,508	$ 10,927	$ 9,579	$ 13,802
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	12,563	11,605	10,000	$ 14,799
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Total Return
Accumulated Value	$ 12,542	$ 11,639	$ 10,000	$ 14,902